Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net earnings (loss) for the year	$ (12,254)	$ 851	$ 8,900
Items that may be reclassified subsequently to net earnings
Foreign currency translation adjustment	(6,491)	8,262	707
Unrealized gains/losses on forward exchange contracts	(1,476)	1,403	862
Reclassification of realized gains/losses on forward exchange contracts in net earnings	(972)	423	2,797
Deferred income tax effect of gains/losses on forward exchange contracts	554	(479)	(935)
Other comprehensive income (loss)	(8,385)	9,609	3,431
Comprehensive income (loss) for the year	(20,639)	10,460	12,331
Comprehensive loss for the year attributable to non-controlling interest	(352)	0	0
Comprehensive earnings (loss) for the year attributable to parent interest	$ (20,287)	$ 10,460	$ 12,331